Property and Equipment (Details Narrative) (USD $)	0 Months Ended	9 Months Ended		12 Months Ended		93 Months Ended
	Nov. 09, 2007 acre	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense		$ 705	$ 2,435	$ 2,882	$ 14,909	$ 106,398
Investment in construction activities				58,000	45,500
Impairment of property and equipment				1,162,148		1,162,148
Area of land	10
Payments to acquire land held-for-use	$ 109,000